Summary of Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of reportable segment (in Segment) | Segment			1
Tax benefit percent			50.00%
Financing receivable period			30 days
Share-based compensation expense	$ (42,996)	$ 10,484	$ 97,167	$ 487,738
Office and Administrative [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation expense	$ 36,604	$ 79,600	93,449	3,718
Discontinued Operations [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation expense			250,067	237,671
Discontinued Operations [Member] | Office and Administrative [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation expense			599	4,317
Discontinued Operations [Member] | Research and Development Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Share-based compensation expense			$ 226,838	$ 10,833
PMGC [Member]
Summary of Significant Accounting Policies [Line Items]
Owned percentage	100.00%		100.00%